UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for: Wells Fargo Managed Account CoreBuilder Shares – Series M

Date of reporting period: December 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report

December 31, 2019

Wells Fargo Managed Account

∎	Wells Fargo Managed Account CoreBuilder® Shares – Series M

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Managed Account  |  1

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta‡

Terry Goode‡

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2019

					Expense ratios (%)

	Inception date	1 year	5 year	10 year	Gross	Net[1]

Wells Fargo Managed Account CoreBuilder Shares – Series M	4-14-2008	8.42	4.29	6.39	0.02	0.00

Bloomberg Barclays Municipal Bond Index[2]	–	7.54	3.53	4.34	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

2  |  Wells Fargo Managed Account

Performance highlights (unaudited)

Growth of $10,000 investment as of December 31, 2019[3]

‡	Mr. Goode and Ms. Casetta became portfolio managers of the Fund on March 28, 2019.

[1]

Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

[2]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[3]

The chart compares the performance of the Fund for the most recent ten years with the Bloomberg Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

[4]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Managed Account  |  3

Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

∎	The Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index, for the 12-month period that ended December 31, 2019.

∎	Credit and security selection were key contributors to performance.

∎	Conservative duration positioning detracted modestly from results.

Slowing global growth, geopolitical events, a Brexit overhang, and trade issues with China and others have failed to derail what is now the longest economic recovery in U.S. history. The economy continues to march on with solid gross domestic product growth of just over 2%, unemployment near a five-decade low, and inflation well controlled. Two years ago, many argued we were in the final innings of the recovery, but tax reform and an accommodative monetary policy sent us into extra innings. The U.S. Federal Reserve has done its part by lowering interest rates three times this year in what has been described as “insurance” moves to keep things humming along. With a revised NAFTA deal being passed by Congress, a trade lite deal with China, and an apparently reliable Brexit timetable, it’s hard to see what the catalyst for change will be, but we all know it’s not if, but when, the economic tide will turn. The ramp-up to the election could introduce some volatility into the markets, but given that it’s an election year, we’re not likely to see much, with the exception of political posturing coming out of Washington for the foreseeable future.

Municipal bond returns were positive in 2019.

Municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, returned 7.54% during 2019, outperforming most other traditional fixed-income assets, including Treasuries, mortgages, agencies, and asset-backed securities. This marks the sixth consecutive year of positive returns for municipal bonds. Municipal supply increased roughly 21% from 2018 levels, coming in at approximately $418 billion, largely driven by taxable supply, which surged to $70 billion—a good chunk of which was used to advance refund tax-exempt debt that can no longer be refunded by tax-exempt bonds because of tax law changes. Net new issuance was a positive $51 billion, and fund inflows hit an all-time high of $94 billion for 2019.

Munis rallied across the curve. Overall, the municipal yield curve flattened in 2019 as longer-date bonds outperformed. Demand from mutual funds remained solid, and demand from the separately managed account segment of the market was robust.

Credit quality as of December 31, 2019[4]

Credit and security selection were key drivers to the Fund’s outperformance, while duration was a modest detractor.

The Fund’s credit allocation helped results. We were underweight high-quality AAA-rated and AA-rated bonds, which underperformed, and overweight lower-rated investment-grade bonds, which outperformed. While price returns were positive across the credit spectrum, the additional income from the lower-rated bonds aided performance. Our modest high-yield exposure also contributed to results because high-yield municipal bonds outperformed investment-grade bonds by a wide margin.

Security selection, often the largest contributor of performance, again helped drive positive results. Rigorous credit analysis by our research team sought to identify credits that could benefit the Fund by recognizing opportunities and avoiding pitfalls. Relative-value trading also sought to enhance performance as we optimized buys and sells in certain issuers. Top performers included Metropolitan Pier & Exposition Authority; San Francisco Airport; Michigan Finance Authority; Hempstead, NY Academy Charter School; and Wyandotte County/Kansas City Unified Government bonds. Bonds that detracted from performance included Miami-Dade County Florida Development Authority Aspira Florida Project; Montgomery County, Ohio Hospital; Massachusetts Water Resources Authority; Custer County, OK Economic Development Authority; and State of Connecticut Health and Education Authority. Trades used to hedge some longer-dated bonds and manage duration added to overall performance.

Please see footnotes on page 3.

4  |  Wells Fargo Managed Account

Performance highlights (unaudited)

Duration positioning was a modest drag on performance. We began the year with duration slightly long to the benchmark and let it drift down during the first quarter in anticipation of expected seasonal opportunities early in the second quarter, which failed to materialize. We began extending late in the second quarter, focusing on bonds with strong relative-value characteristics. We continued this in the third quarter and accelerated it in the fourth quarter, buying on market weakness. We ended the year slightly long to the benchmark in anticipation of strong technicals early in 2020.

We believe municipal market performance could be positive but pale in comparison with this year.

Municipal bonds have performed extremely well this year, returning 7.54% as measured by the Bloomberg Barclays Municipal Bond Index. There are many things that can temporarily influence municipal bond valuations, but the long-term driver of municipal returns is the level and direction of interest rates. We see rates in a narrow range for 2020, which we expect may result in muted returns.

Nevertheless, it’s our opinion that technical factors such as supply/demand imbalances will likely remain supportive of municipal bonds. We saw strong demand for municipal bonds in 2019, with record flows into the industry of over $90 billion. Supply was up modestly, but taxable supply saw the strongest growth, up over 100% year over year. Estimates for 2020 indicate supply may increase but should be easily absorbed by market demand. We expect demand to be driven from retail, separately managed accounts, and mutual funds, which should be offset by the continued reduction in historical demand from banks and insurance companies due to tax law changes.

While improvements in municipal credit quality are supportive of lower-rated municipal debt, we remain cautious on a valuation basis and we see fewer opportunities going forward. We continue to favor BBB-rated and A-rated credits, but rich valuations should temper the selection process.

In our view, opportunities in municipals remain solid. We will continue to manage interest rate and credit risk, and we will tap our experienced research team in an effort to uncover municipal bonds with strong relative values from among the many municipal bond issuers.

Effective maturity distribution as of December 31, 2019[5]

Please see footnotes on page 3.

Wells Fargo Managed Account  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2019	Ending account value 12-31-2019	Expenses paid during the period¹		Annualized net expense ratio

Actual	$1,000.00	$1,025.52	$0.00	*	0.00	%*

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	*	0.00	%*

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*

Generally, no ordinary fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

6  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 98.95%

Alabama: 1.17%

Tax Revenue: 0.70%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$4,995,000	$5,982,560

Utilities Revenue: 0.34%
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	1.99	6-1-2049	2,925,000	2,929,739

Water & Sewer Revenue: 0.13%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,101,303

				10,013,602

Alaska: 0.25%

Health Revenue: 0.25%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	2,122,521

Arizona: 2.45%

Education Revenue: 1.65%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	535,000	559,546
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	570,000	587,556
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,044,880
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,268,410
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.00	7-1-2032	600,000	642,900
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project	6.25	7-1-2032	285,000	304,699
Pima County AZ IDA Educational Facility Charter School Project Series R	2.88	7-1-2021	400,000	402,584
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,107,170
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	975,386
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,269,072
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	580,000	597,899
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,025,000	1,085,311
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,115,780
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	210,000	214,788

				14,175,981

GO Revenue: 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	518,885

Resource Recovery Revenue: 0.27%
Yavapai County AZ IDA Waste Management Incorporated Project	2.80	6-1-2027	2,300,000	2,341,262

Tax Revenue: 0.16%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,358,016

Utilities Revenue: 0.31%
Salt Verde Financial Corporation (Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,651,094

				21,045,238

California: 3.63%

Airport Revenue: 1.34%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,533,700

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  7

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Education Revenue: 0.26%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13%	8-1-2043	$1,000,000	$1,129,490
University of California Series AI	5.00	5-15-2038	1,000,000	1,119,290

				2,248,780

GO Revenue: 0.12%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	398,905
Hawthorne CA School District CAB Series C (National Insured) ¤	0.00	11-1-2025	100,000	89,909
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	494,339

				983,153

Health Revenue: 0.78%
California Statewide CDA Sutter Health Series A	6.00	8-15-2042	100,000	103,134
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0175 (Bank of America NA LIQ) 144Aø	1.76	3-1-2039	5,300,000	5,300,000
San Buenaventura CA Community Mental Health System	6.25	12-1-2020	150,000	156,114
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	889,746
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	247,042

				6,696,036

Housing Revenue: 0.13%
California Community Housing Agency 144A	5.00	8-1-2049	500,000	564,920
California HFA Municipal Certificates Series 2019 Class A	4.00	3-20-2033	500,000	571,775

				1,136,695

Industrial Development Revenue: 0.70%
California Municipal Finance Authority Special Facility Revenue United Airlines Incorporated	4.00	7-15-2029	1,500,000	1,704,885
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	7.50	12-1-2039	3,000,000	2,854,350
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,430,000	1,441,083

				6,000,318

Miscellaneous Revenue: 0.23%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,131,979
Palo Alto CA Improvement Bond Act of 1915	4.00	9-2-2020	240,000	244,654
San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	604,565

				1,981,198

Water & Sewer Revenue: 0.07%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	579,520

				31,159,400

Colorado: 2.29%

Education Revenue: 0.39%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,490,000	1,569,387
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	445,000	499,481
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,246,480

				3,315,348

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
GO Revenue: 0.55%
Aviation Station North Metropolitan District #2 Limited Series A	5.00%	12-1-2039	$750,000	$802,934
Broadway Station Metropolitan District #3	5.00	12-1-2039	750,000	794,213
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	902,113
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	727,331
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,503,824

				4,730,415

Health Revenue: 0.68%
Colorado Health Facility Authority Hospital Revenue Series A	4.00	11-15-2043	2,000,000	2,232,800
Colorado Health Facility Authority Hospital Revenue Series A	5.00	8-1-2039	3,000,000	3,569,100

				5,801,900

Industrial Development Revenue: 0.33%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,882,575

Miscellaneous Revenue: 0.34%
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,131,900
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,792,770

				2,924,670

				19,654,908

Connecticut: 0.47%

GO Revenue: 0.36%
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	522,725
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	318,824
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,273,775

				3,115,324

Health Revenue: 0.11%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	933,410

				4,048,734

Delaware: 0.19%

Education Revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,622,115

District of Columbia: 0.04%

Education Revenue: 0.00%
District of Columbia Cesar Chavez Public Charter School	6.50	11-15-2021	20,000	20,199

Miscellaneous Revenue: 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	304,671

				324,870

Florida: 5.78%

Airport Revenue: 2.35%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,206,590
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2039	3,620,000	4,011,937

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  9

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value

Airport Revenue (continued)
Jacksonville FL Port Authority Series B	5.00%	11-1-2040	$2,625,000	$3,188,614
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,625,850
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,157,140

				20,190,131

Education Revenue: 0.53%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,153,580
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,428,726
Miami-Dade County FL IDA Aspira Florida Project Series 2016A 144A††	5.75	11-1-2036	457,271	416,117
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,574,775

				4,573,198

Health Revenue: 0.22%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,665,764
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	237,500

				1,903,264

Miscellaneous Revenue: 0.47%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	539,260
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,446,790

				3,986,050

Tax Revenue: 1.18%
Florida State Board of Public Education Series B	4.00	6-1-2037	4,340,000	5,009,705
Florida State Board of Public Education Series B	4.00	6-1-2038	1,455,000	1,673,250
Florida State Board of Public Education Series B	4.00	6-1-2039	3,000,000	3,440,460

				10,123,415

Transportation Revenue: 0.53%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,576,240

Water & Sewer Revenue: 0.50%
Broward County FL Water and Wastewater Services	5.00	10-1-2038	3,415,000	4,291,665

				49,643,963

Georgia: 3.00%

Energy Revenue: 0.25%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00	1-1-2036	800,000	957,856
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,182,170

				2,140,026

Health Revenue: 0.14%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,165,650

Industrial Development Revenue: 0.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	57,203

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Utilities Revenue: 2.60%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40%	1-1-2038	$4,000,000	$4,008,479
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,000,000	1,017,630
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,231,300
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	4,000,000	4,360,600
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,700,000	2,931,012
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.90	4-1-2048	4,800,000	4,810,944

				22,359,965

				25,722,844

Guam: 0.23%

Tax Revenue: 0.04%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	382,089

Utilities Revenue: 0.06%
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	513,350

Water & Sewer Revenue: 0.13%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2021	550,000	578,765
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	542,895

				1,121,660

				2,017,099

Hawaii: 0.28%

Airport Revenue: 0.28%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,371,660

Idaho: 0.21%

Education Revenue: 0.21%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	1,000,000	1,099,550
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	460,000	482,729
Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	250,000	250,510

				1,832,789

Illinois: 16.70%

Airport Revenue: 1.65%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	5,009,490
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,000,000	1,002,770
Chicago IL O’Hare International Airport	5.00	1-1-2035	1,350,000	1,353,740
Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,000,000	1,104,560
Chicago IL O’Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,362,400
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,672,815
Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	1,000,000	1,107,800

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  11

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value

Airport Revenue (continued)
Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00%	7-1-2038	$500,000	$587,295

				14,200,870

Education Revenue: 0.31%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,703,902

GO Revenue: 5.41%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	896,820
Chicago IL Board of Education Series A (National Insured)	5.25	12-1-2021	2,555,000	2,699,511
Chicago IL CAB City Colleges (National Insured) ¤	0.00	1-1-2027	6,000,000	4,986,240
Chicago IL CAB Series C ¤	0.00	1-1-2021	610,000	596,281
Chicago IL City Colleges Capital Improvement Project CAB (National Insured) ¤	0.00	1-1-2031	800,000	571,272
Chicago IL Emergency Telephone System Project (National Insured)	5.50	1-1-2023	555,000	590,354
Chicago IL Library Project Series D	5.00	1-1-2021	440,000	441,280
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,476,852
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,145,820
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,140,490
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,392,090
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,127,720
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,939,776
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,022,056
Chicago IL Series A	6.00	1-1-2038	2,500,000	3,001,050
Chicago IL Series C	4.00	1-1-2021	750,000	770,700
Chicago IL Series C (National Insured)	5.00	1-1-2029	875,000	878,098
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	598,037
Cook County IL School District #159 Matteson-Richton Park CAB (AGM Insured) ¤	0.00	12-1-2023	615,000	570,997
Cook County IL Series A	5.00	11-15-2020	770,000	793,185
Illinois (AGM Insured)	5.00	1-1-2023	820,000	822,427
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,267,702
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	2,000,000	2,106,540
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,102,206
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,107,260
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,882,342
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	567,735
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2027	1,030,000	857,743
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2028	475,000	381,819
Will County IL Lincoln-Way Community High School District #210 CAB Series B ¤	0.00	1-1-2033	1,625,000	1,071,411
Will County IL Lincoln-Way Community High School District #210 Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,344,240
Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	1,065,660
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,184,444

				46,400,158

Miscellaneous Revenue: 1.68%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	70,000	70,000
Chicago IL Board of Education Series C	5.00	12-1-2021	2,000,000	2,105,280
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,500,000	2,536,175
Illinois	5.00	5-1-2025	870,000	960,393
Illinois	5.50	7-1-2025	1,250,000	1,385,175

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00%	3-1-2034	$5,000	$5,410
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	340,000	353,454
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	530,195
Illinois Series 2013	5.50	7-1-2038	1,000,000	1,094,260
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	3,000,000	3,420,540
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,208,000
Illinois University Certificate of Participation Capital Improvement Project	4.25	4-1-2020	715,000	718,275

				14,387,157

Tax Revenue: 4.86%
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,348,912
Chicago IL Sales Tax	5.00	1-1-2032	850,000	1,004,768
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,292,093
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,659,680
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,040,550
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,617,408
Illinois Sales Tax Revenue Second Series (National Insured)	5.75	6-15-2020	1,005,000	1,022,839
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,086,660
Illinois Series A	4.00	1-1-2029	1,000,000	1,022,530
Illinois Series A	5.00	1-1-2027	2,000,000	2,104,940
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2031	2,500,000	2,810,875
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,684,380
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) ¤	0.00	12-15-2030	11,000,000	7,979,400
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) ¤	0.00	6-15-2029	1,950,000	1,504,523
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,335,528
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,207,570

				41,722,656

Tobacco Revenue: 0.40%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,449,310

Transportation Revenue: 0.62%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,909,485
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,810,000	2,263,876
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,000,000	1,115,650

				5,289,011

Water & Sewer Revenue: 1.77%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,955,000	2,197,967
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,061,530
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,059,290
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,154,828
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,669,400
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012	4.00	11-1-2020	770,000	785,639
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,085,380
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,175,090

				15,189,124

				143,342,188

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  13

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Indiana: 2.25%

Health Revenue: 1.52%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00%	11-1-2034	$5,360,000	$5,948,260
Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	7,000,000	7,059,290

				13,007,550

Industrial Development Revenue: 0.13%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,099,120

Miscellaneous Revenue: 0.44%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	662,899
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,156,661

				3,819,560

Water & Sewer Revenue: 0.16%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,395,386

				19,321,616

Iowa: 0.70%

Industrial Development Revenue: 0.58%
Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.92	4-1-2022	5,000,000	5,000,000

Miscellaneous Revenue: 0.12%
Coralville IA Certificate of Participation	4.00	6-1-2020	500,000	501,070
Coralville IA Certificate of Participation	4.00	6-1-2021	500,000	502,985

				1,004,055

				6,004,055

Kansas: 1.21%

Miscellaneous Revenue: 0.42%
Overland Park Kansas Development Corporation Revenue	5.00	3-1-2037	3,070,000	3,630,398

Tax Revenue: 0.79%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,965,000	6,763,732

				10,394,130

Kentucky: 3.43%

Transportation Revenue: 0.12%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,027,782

Utilities Revenue: 3.31%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,300,000	10,308,213
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,177,560
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,000,000	9,146,880
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,752,415

				28,385,068

				29,412,850

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Louisiana: 0.45%

Industrial Development Revenue: 0.12%
St. John the Baptist Parish Louisiana Series A	2.20%	6-1-2037	$1,000,000	$1,008,620

Water & Sewer Revenue: 0.33%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	500,000	571,325
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	569,785
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	568,000
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	639,834
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	468,070

				2,817,014

				3,825,634

Maine: 0.04%

Airport Revenue: 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	163,727
Portland ME General Airport	5.00	7-1-2023	175,000	196,823

				360,550

Maryland: 1.15%

Airport Revenue: 0.47%
Maryland Economic Development Corporation	4.00	7-1-2039	1,100,000	1,211,111
Maryland Economic Development Corporation	4.00	7-1-2044	750,000	815,145
Maryland Economic Development Corporation	5.00	7-1-2024	645,000	738,177
Maryland Economic Development Corporation	5.00	7-1-2027	800,000	968,936
Maryland Economic Development Corporation	5.00	7-1-2029	220,000	273,880

				4,007,249

Education Revenue: 0.68%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,055,270
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,639,605
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,125,806

				5,820,681

				9,827,930

Massachusetts: 2.31%

Health Revenue: 0.67%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,744,200

Tax Revenue: 0.90%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,746,816
Massachusetts Series D	4.00	5-1-2036	5,225,000	5,988,738

				7,735,554

Water & Sewer Revenue: 0.74%
Massachusetts Water Resources Authority (AGM Insured)	5.25	8-1-2034	4,500,000	6,382,215

				19,861,969

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  15

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Michigan: 4.68%

Education Revenue: 0.12%
Michigan Public Educational Facilities Authority Bradford Academy Project	8.00%	9-1-2021	$55,000	$42,900
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010	6.00	6-1-2020	105,000	104,913
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	485,000	436,500
Western Michigan University	5.25	11-15-2031	400,000	455,160

				1,039,473

GO Revenue: 0.10%
Wayne County MI Building Improvement Series A	6.75	11-1-2039	830,000	831,328

Health Revenue: 1.42%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	12,208,900

Miscellaneous Revenue: 0.26%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,196,780

Tax Revenue: 0.61%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,407,920
Taylor MI Tax Increment Refunding Bond Series B (AGM Insured)	4.00	5-1-2020	785,000	786,711

				5,194,631

Water & Sewer Revenue: 2.17%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,165,948
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,373,080
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,373,600
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,598,840
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,153,150

				18,664,618

				40,135,730

Minnesota: 0.06%

Education Revenue: 0.06%
Independence MN Charter School Lease Series A	4.25	7-1-2026	495,000	511,454

Mississippi: 0.79%

Miscellaneous Revenue: 0.54%
Mississippi Development Bank Special Obligation Jackson Convention Center Series A	5.00	3-1-2026	3,050,000	3,596,194
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	1,000,000	1,082,170

				4,678,364

Resource Recovery Revenue: 0.25%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,131,260

				6,809,624

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Missouri: 0.85%

Health Revenue: 0.13%
Missouri HEFA	5.00%	2-1-2021	$800,000	$828,328
Missouri HEFA	5.00	2-1-2022	220,000	234,608

				1,062,936

Miscellaneous Revenue: 0.69%
Kansas City IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	5,944,750

Tax Revenue: 0.03%
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A	4.00	5-1-2020	265,000	265,835

				7,273,521

Nebraska: 1.33%

Utilities Revenue: 1.33%
Central Plains Energy Project Gas Supply	4.00	12-1-2049	10,200,000	11,413,596

Nevada: 0.68%

GO Revenue: 0.68%
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,217,860
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,608,460

				5,826,320

New Hampshire: 0.54%

Water & Sewer Revenue: 0.54%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,145,840
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	980,614
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,920,347
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	555,086

				4,601,887

New Jersey: 5.16%

Education Revenue: 0.98%
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,875,000	2,029,256
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	538,135
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,583,580
New Jersey EDA Student Loan Series 1	5.50	12-1-2021	2,900,000	3,123,880
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,132,070

				8,406,921

GO Revenue: 0.30%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,612,967

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  17

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Housing Revenue: 1.28%
New Jersey Housing and Mortgage Finance Agency Series B	3.30%	10-1-2025	$4,210,000	$4,456,496
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	4,240,000	4,512,038
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,860,000	1,983,746

				10,952,280

Miscellaneous Revenue: 1.55%
Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	1,490,000	1,551,641
New Jersey EDA Police Barracks Project	5.00	6-15-2020	285,000	289,597
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,459,866
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,481,000
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	205,000	244,581
New Jersey TTFA Series A	5.00	6-15-2020	1,600,000	1,625,808
New Jersey TTFA Series A	5.25	12-15-2022	600,000	664,470

				13,316,963

Tax Revenue: 0.22%
Gardens NJ Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,877,505

Transportation Revenue: 0.67%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,763,100
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,339,820
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,649,415

				5,752,335

Water & Sewer Revenue: 0.16%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,343,925

				44,262,896

New Mexico: 0.72%

Utilities Revenue: 0.72%
Farmington NM PCR Southern California Edison Company Four Corners Project Series 2011	1.88	4-1-2029	2,000,000	2,000,920
Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,200,000	4,201,932

				6,202,852

New York: 3.47%

Education Revenue: 0.57%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,845,485
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	495,000	512,043
Monroe County NY Industrial Development Agency Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	555,355

				4,912,883

GO Revenue: 0.13%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,108,850

Health Revenue: 0.06%
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	567,303

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue: 0.28%
New York Liberty Development Corporation Refunding Bond	2.80%	9-15-2069	$1,000,000	$1,007,510
New York Transportation Development Corporation Special Facilities Laguardia Airport Project Series 2018	5.00	1-1-2030	1,135,000	1,373,066

				2,380,576

Miscellaneous Revenue: 0.14%
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Bank of America NA LIQ) 144Aø	1.69	1-15-2056	1,183,534	1,183,534

Tax Revenue: 1.07%
New York Dormitory Authority Series B Group C	5.00	2-15-2044	8,000,000	9,171,120

Tobacco Revenue: 0.06%
Suffolk NY Tobacco Asset Securitization Corporation	5.00	6-1-2024	500,000	530,270

Transportation Revenue: 1.11%
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	8,000,000	9,549,280

Water & Sewer Revenue: 0.05%
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	340,000	404,542

				29,808,358

Ohio: 2.24%

Health Revenue: 1.27%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,008,205
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,761,500
Montgomery County OH Hospital Revenue Series A	4.00	11-15-2042	2,000,000	2,151,380

				10,921,085

Industrial Development Revenue: 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	2,029,660

Miscellaneous Revenue: 0.55%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,286,360
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,397,019

				4,683,379

Utilities Revenue: 0.18%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,500,000	1,547,970

				19,182,094

Oklahoma: 1.78%

Airport Revenue: 0.81%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,586,395
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,382,800

				6,969,195

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  19

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.97%
Custer County OK EDA Series E	4.00%	12-1-2031	$3,250,000	$3,730,220
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,288,800
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	2,000,000	2,277,780

				8,296,800

				15,265,995

Oregon: 0.02%

Education Revenue: 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	196,537

Pennsylvania: 7.86%

Airport Revenue: 0.34%
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,924,125

Education Revenue: 0.97%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	335,000	347,759
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2021	660,000	690,505
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	839,139
Philadelphia PA Authority for Industrial Development Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,564,425
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,155,080
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	285,000	287,679
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	85,000	89,779
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	309,911
Philadelphia PA IDA Thomas Jefferson University Series B ø	1.78	9-1-2050	2,000,000	2,000,000

				8,284,277

GO Revenue: 1.69%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,140,379
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,129,959
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2041	1,250,000	1,391,074
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,000,000	1,127,080
Philadelphia PA School District Series C	5.00	9-1-2020	250,000	256,183
Philadelphia PA School District Series E	5.25	9-1-2022	1,350,000	1,386,059
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,499,200
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,163,060
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,182,650
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,269,598

				14,545,242

Health Revenue: 0.82%
Berks County PA Municipal Authority	5.00	11-1-2044	1,000,000	1,049,639
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.11	11-1-2039	2,000,000	2,020,540
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	498,663
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	994,491
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,510,278

				7,073,611

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Industrial Development Revenue: 0.67%
Pennsylvania EDFA Bridges Finco LP	5.00%	12-31-2034	$5,000,000	$5,762,250

Miscellaneous Revenue: 2.40%
Commonwealth Financing Authority Pennsylvania Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	589,515
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,400,000	5,591,916
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,757,160
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,382,489
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,810,127
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2023	1,710,000	1,940,183
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	235,611
Philadelphia PA Public School Building Authority Unrefunded Bond Series A	5.00	6-1-2036	4,525,000	5,259,951

				20,566,952

Tax Revenue: 0.16%
Pennsylvania Turnpike Commission	5.00	12-1-2043	1,115,000	1,332,247

Transportation Revenue: 0.50%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,637,565
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,188,260
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,492,781

				4,318,606

Water & Sewer Revenue: 0.31%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,334,669
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,337,450

				2,672,119

				67,479,429

South Carolina: 1.55%

Education Revenue: 0.14%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,211,470

Health Revenue: 0.18%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	267,073
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,235,931

				1,503,004

Resource Recovery Revenue: 0.20%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,500,000	1,600,920
South Carolina Economic Development Jobs	6.00	2-1-2020	115,000	114,987

				1,715,907

Utilities Revenue: 0.38%
Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	3,000,000	3,270,420

Water & Sewer Revenue: 0.65%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,586,850

				13,287,651

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  21

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Tennessee: 2.20%

Airport Revenue: 0.43%
Metropolitan Nashville TN Airport Authority	5.00%	7-1-2044	$3,000,000	$3,640,770

Health Revenue: 0.36%
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1	1.55	11-15-2030	3,100,000	3,106,913

Utilities Revenue: 1.41%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	8,892,160
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	3,000,000	3,211,170

				12,103,330

				18,851,013

Texas: 6.09%

Airport Revenue: 1.54%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,826,149
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,511,513
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,880,445

				13,218,107

Education Revenue: 1.45%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,366,712
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,229,240
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,120,820
Clifton TX Higher Education Finance Corporation International Leadership Series D	6.00	8-15-2038	2,500,000	2,833,800
Clifton TX Higher Education Finance Corporation International Leadership Series D	6.13	8-15-2048	2,250,000	2,537,460
Clifton TX Higher Education Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	955,000	967,157
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	90,000	92,250
New Hope Cultural Education Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	517,975
Newark TX Higher Education Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	779,580

				12,444,994

GO Revenue: 1.06%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,687,735
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,226,710
Port Isabel TX 144A	5.10	2-15-2049	505,000	544,612
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,664,380

				9,123,437

Miscellaneous Revenue: 1.01%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,860,000	1,877,763
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,805,000	6,124,159
Texas Transportation Commission Highway	5.00	4-1-2028	540,000	654,118

				8,656,040

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Tax Revenue: 0.14%
Old Spanish Trail Alameda Corridors Redevelopment Authority (BAM Insured)	4.00%	9-1-2035	$1,070,000	$1,208,223

Transportation Revenue: 0.72%
Central TX Regional Mobility Authority %%	5.00	1-1-2049	1,000,000	1,214,980
North Texas Tollway Authority System Series B	5.00	1-1-2026	350,000	363,038
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project	7.50	6-30-2033	250,000	257,608
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,520,285
Texas Private Activity Bond Surface Transportation Corporation Revenue Refunding Senior Lien NTE Mobility	4.00	12-31-2039	2,500,000	2,797,125

				6,153,036

Water & Sewer Revenue: 0.17%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	891,323
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	591,960

				1,483,283

				52,287,120

Utah: 1.78%

Airport Revenue: 0.28%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,206,340
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,199,740

				2,406,080

Education Revenue: 0.89%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	820,000	863,813
Utah Charter School Finance Authority Freedom Academy Foundation Project (Charter School Credit Enhancement Program Insured) 144A	5.25	6-15-2037	4,500,000	4,728,960
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporate Series A (CSCE Insured)	5.00	4-15-2039	700,000	852,257
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	485,000	496,456
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	725,753

				7,667,239

Health Revenue: 0.61%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	5,000,000	5,225,300

				15,298,619

Vermont: 0.23%

Education Revenue: 0.23%
Vermont Student Assistance Corporation Series B (1 Month LIBOR +1.00%) ±	2.71	6-2-2042	1,991,003	1,978,897

Virginia: 0.90%

Transportation Revenue: 0.90%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,133,500
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,531,720
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,118,760
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,915,632

				7,699,612

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  23

Portfolio of investments—December 31, 2019

	Interest rate	Maturity date	Principal	Value
Washington: 3.23%

Airport Revenue: 0.45%
Port of Seattle WA Revenue AMT Intermediate Lien	4.00%	4-1-2044	$3,500,000	$3,839,990

GO Revenue: 1.59%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	558,130
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,496,490
Washington Series D	5.00	2-1-2037	5,620,000	6,630,026

				13,684,646

Health Revenue: 1.12%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,510,028
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.61	1-1-2035	5,040,000	5,048,870
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	3.01	1-1-2035	3,000,000	3,067,020

				9,625,918

Water & Sewer Revenue: 0.07%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	594,120

				27,744,674

Wisconsin: 4.56%

Airport Revenue: 0.32%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,740,772

Education Revenue: 1.38%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,130,560
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,130,090
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,482,491
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,871,123
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	420,000	430,235
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,812,383

				11,856,882

Health Revenue: 1.50%
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series A	5.00	7-1-2044	1,050,000	1,220,489
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporate Series B	5.00	7-1-2038	750,000	878,550
Wisconsin PFA Series A ##	4.00	10-1-2049	10,000,000	10,811,000

				12,910,039

Miscellaneous Revenue: 0.32%
Wisconsin PFA Capital Improvements Boynton Beach FL Municipal Improvements Project	5.00	7-1-2041	2,280,000	2,703,806

Tax Revenue: 1.04%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	5,940,800
Mount Pleasant WI Series A	5.00	4-1-2048	2,500,000	2,948,825

				8,889,625

				39,101,124

Total Municipal Obligations (Cost $807,328,519)				849,149,668

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Managed Account

Portfolio of investments—December 31, 2019

	Yield	Shares	Value
Short-Term Investments: 0.34%

Investment Companies: 0.34%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.45%	2,892,467	$2,893,624

Total Short-Term Investments (Cost $2,893,624)			2,893,624

Total investments in securities (Cost $810,222,143)	99.29%	852,043,292

Other assets and liabilities, net	0.71	6,058,800

Total net assets	100.00%	$858,102,092

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.

%%	The security is purchased on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAM	Build America Mutual

CAB	Capital appreciation bond

CDA	Community Development Authority

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HFA	Housing Finance Agency

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PCR	Pollution control revenue

PFA	Public Finance Authority

SIFMA	Securities Industry and Financial Markets Association

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account   |  25

Portfolio of investments—December 31, 2019

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	2,817,113	231,926,201	(231,850,847)	2,892,467	$448	$0	$91,537	$2,893,624	0.34%

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Managed Account

Statement of assets and liabilities—December 31, 2019

Assets
Investments in unaffiliated securities, at value (cost $807,328,519)	$849,149,668
Investments in affiliated securities, at value (cost $2,893,624)	2,893,624
Cash	131,312
Receivable for investments sold	155,178
Receivable for Fund shares sold	315,353
Receivable for interest	9,152,088
Prepaid expenses and other assets	69,775

Total assets	861,866,998

Liabilities
Payable for investments purchased	1,215,890
Payable for Fund shares redeemed	271,414
Dividends payable	2,277,602

Total liabilities	3,764,906

Total net assets	$858,102,092

Net assets consist of
Paid-in capital	$821,066,002
Total distributable earnings	37,036,090

Total net assets	$858,102,092

Computation of net asset value per share
Net assets	$858,102,092
Shares outstanding[1]	69,422,570
Net asset value per share	$12.36

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  27

Statement of operations—year ended December 31, 2019

Investment income
Interest	$25,918,596
Income from affiliated securities	91,537

Total investment income	26,010,133

Expenses
Custody and accounting fees	31,478
Professional fees	42,702
Registration fees	51,834
Shareholder report expenses	20,518
Trustees’ fees and expenses	14,155
Other fees and expenses	16,936

Total expenses	177,623
Less: Fee waivers and/or expense reimbursements	(177,623)

Net expenses	0

Net investment income	26,010,133

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	1,044,746
Affiliated securities	448
Futures contracts	140,668

Net realized gains on investments	1,185,862
Net change in unrealized gains (losses) on investments	33,326,041

Net realized and unrealized gains (losses) on investments	34,511,903

Net increase in net assets resulting from operations	$60,522,036

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Managed Account

Statement of changes in net assets

	Year ended December 31, 2019		Year ended December 31, 2018

Operations
Net investment income		$26,010,133		$22,965,109
Net realized gains (losses) on investments		1,185,862		(4,523,850)
Net change in unrealized gains (losses) on investments		33,326,041		(1,624,214)

Net increase in net assets resulting from operations		60,522,036		16,817,045

Distributions to shareholders from net investment income and net realized gains		(26,004,956)		(22,894,730)

Capital share transactions	Shares		Shares
Proceeds from shares sold	24,483,989	298,047,384	18,445,118	216,652,231
Payment for shares redeemed	(10,727,172)	(130,908,591)	(14,683,738)	(172,469,789)

Net increase in net assets resulting from capital share transactions		167,138,793		44,182,442

Total increase in net assets		201,655,873		38,104,757

Net assets
Beginning of period		656,446,219		618,341,462

End of period		$858,102,092		$656,446,219

The accompanying notes are an integral part of these financial statements.

Wells Fargo Managed Account  |  29

Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.79	$11.91	$11.51	$11.96	$11.86
Net investment income	0.41	0.43	0.40	0.37	0.41
Net realized and unrealized gains (losses) on investments	0.57	(0.13)	0.40	(0.45)	0.10

Total from investment operations	0.98	0.30	0.80	(0.08)	0.51
Distributions to shareholders from
Net investment income	(0.41)	(0.42)	(0.40)	(0.37)	(0.41)
Net asset value, end of period	$12.36	$11.79	$11.91	$11.51	$11.96
Total return	8.42%	2.63%	7.02%	(0.75)%	4.38%
Ratios to average net assets (annualized)
Gross expenses	0.02%	0.03%	0.04%	0.04%	0.07%
Net expenses	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]
Net investment income	3.37%	3.62%	3.39%	3.05%	3.45%
Supplemental data
Portfolio turnover rate	7%	28%	19%	15%	21%
Net assets, end of period (000s omitted)	$858,102	$656,446	$618,341	$539,047	$361,409

[1]

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for service provided the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Managed Account

Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Managed Account  |  31

Notes to financial statements

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Credit default swaps

The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

32  |  Wells Fargo Managed Account

Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2019, the aggregate cost of all investments for federal income tax purposes was $810,222,249 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$42,386,095

Gross unrealized losses	(565,052)

Net unrealized gains	$41,821,043

As of December 31, 2019, the Fund had capital loss carryforwards which consist of $4,788,693 in long-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$849,149,668	$0	$849,149,668

Short-term investments

Investment companies	2,893,624	0	0	2,893,624

Total assets	$2,893,624	$849,149,668	$0	$852,043,292

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the year ended December 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Managed Account  |  33

Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. For fees received, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $8,465,000 and $20,000,000 in interfund purchases and sales, respectively, during the year ended December 31, 2019.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2019 were $237,440,677 and $53,530,943, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2019, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $317,194 in short futures contracts during the year ended December 31, 2019.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the year ended December 31, 2019, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2019 and December 31, 2018 were as follows:

	Year ended December 31

	2019	2018

Tax-exempt income	$26,004,956	$22,894,730

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward

$2,281,342	$41,821,043	$(4,788,693)

34  |  Wells Fargo Managed Account

Notes to financial statements

9. CONCENTRATION RISK

Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2019, two unaffiliated shareholders owned 67% of the Fund and an affiliate of Wells Fargo owned 19% of the Fund.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Wells Fargo Managed Account  |  35

Report of independent registered public accounting firm

TO THE SHAREHOLDERS OF THE FUND AND BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Wells Fargo Managed Account CoreBuilder Shares—Series M (the Fund), one of the funds constituting Wells Fargo Funds Trust, including the portfolio of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Wells Fargo Funds investment companies; however we are aware that we have served as the auditor of one or more Wells Fargo Funds investment companies since at least 1955.

Boston, Massachusetts

February 25, 2020

36  |  Wells Fargo Managed Account

Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2019.

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-877-9275, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Managed Account   |  37

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

38  |  Wells Fargo Managed Account

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Managed Account   |  39

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee[4] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[5] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-888-877-9275 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

[4]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[5]	Catherine Kennedy became Secretary effective October 22, 2019.

40  |  Wells Fargo Managed Account

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Website: wfam.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0120-02359 02-20

ACBM/AR130 12-19

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended December 31, 2019	Fiscal year ended December 31, 2018
Audit fees	$33,880	$33,409
Audit-related fees	—	—
Tax fees (1)	2,500	2,475
All other fees	—	—

	$36,380	$35,884

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services.

If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Wells Fargo Managed Account CoreBuilder Shares – Series M is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen
Andrew Owen
President

Date:	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen
Andrew Owen
President

Date:	February 25, 2020

By:
/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	February 25, 2020